MONY Variable Account L

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of MONY Variable Account L and the Board of Directors of MONY Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise MONY Variable Account L (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more MONY Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 17, 2025

Appendix A

The subaccounts that comprise MONY Variable Account L Separate Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
1290 VT Equity Income Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
1290 VT Equity Income Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
1290 VT GAMCO Small Company Value Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
1290 VT Socially Responsible Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
1290 VT Socially Responsible Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon Stock Index Fund, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/AB Small Cap Growth Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/AB Small Cap Growth Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/Aggressive Allocation Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/All Asset Growth Allocation Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Capital Group Research Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Capital Group Research Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024

EQ/Conservative Allocation Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Conservative-Plus Allocation Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Core Bond Index Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Core Bond Index Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/Core Plus Bond Portfolio, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Global Equity Managed Volatility Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Global Equity Managed Volatility Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/Intermediate Government Bond Portfolio, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Janus Enterprise Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Janus Enterprise Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/JPMorgan Growth Allocation Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

EQ/Large Cap Value Index Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Large Cap Value Index Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Large Cap Value Managed Volatility Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/Loomis Sayles Growth Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/MFS International Growth Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Mid Cap Index Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Mid Cap Index Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/Moderate Allocation Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Moderate-Plus Allocation Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Money Market Portfolio, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/PIMCO Ultra Short Bond Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Quality Bond PLUS Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
EQ/Small Company Index Portfolio, Class IA	Not Applicable	For the period from January 1, 2024 to June 21, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 21, 2024 (cessation of operations)
EQ/Small Company Index Portfolio, Class IB	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
EQ/Value Equity Portfolio, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Contrafund Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Income VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Rising Dividends VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Diversified Dividend Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Core Equity Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Health Care Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Technology Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Balanced Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Enterprise Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Janus Henderson Forty Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Forty Fund, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Global Research Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Overseas Fund, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Utilities Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Initial Shares	EQ/AB Small Cap Growth Portfolio, Class IB	EQ/Aggressive Allocation Portfolio, Class IB	EQ/All Asset Growth Allocation Portfolio, Class IB
ASSETS:
Investments at fair value (1)	$1,550,053	$10,851,789	$310,248	$3,603,066	$162,794	$243,376	$4,379,718
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	52	1,970	6	78	6	5	6,827
Receivable from the Company	-	106,006	-	-	-	6,618	108,427
Total assets	1,550,105	10,959,765	310,254	3,603,144	162,800	249,999	4,494,972

LIABILITIES:
Payable to the Policies	52	1,970	6	78	6	5	6,827
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	21,490	-	4,237	296,423	2,598	-	-
Total liabilities	21,542	1,970	4,243	296,501	2,604	5	6,827

NET ASSETS	$1,528,563	$10,957,795	$306,011	$3,306,643	$160,196	$249,994	$4,488,145

Fair value per share (NAV)	$4.81	$72.22	$22.75	$79.76	$14.95	$10.41	$18.77
Shares outstanding in the Separate Account	321,958	150,262	13,636	45,174	10,893	23,373	233,373

(1) Investments in mutual fund shares, at cost	$1,630,846	$7,567,658	$295,715	$2,197,201	$173,062	$249,559	$4,396,157

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Capital Group Research Portfolio, Class IB	EQ/Conservative Allocation Portfolio, Class IB	EQ/Conservative-Plus Allocation Portfolio, Class IB	EQ/Core Bond Index Portfolio, Class IB	EQ/Core Plus Bond Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB	EQ/Intermediate Government Bond Portfolio, Class IA
ASSETS:
Investments at fair value (1)	$4,223,579	$22,237	$488	$1,335,928	$200,639	$82,864	$569,511
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	290	-	-	75	16	4	52
Receivable from the Company	-	-	5	-	-	-	-
Total assets	4,223,869	22,237	493	1,336,003	200,655	82,868	569,563

LIABILITIES:
Payable to the Policies	290	-	-	75	16	4	52
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	53,741	367	-	13,755	3,318	1,260	6,847
Total liabilities	54,031	367	-	13,830	3,334	1,264	6,899

NET ASSETS	$4,169,838	$21,870	$493	$1,322,173	$197,321	$81,604	$562,664

Fair value per share (NAV)	$33.93	$8.14	$8.21	$9.21	$3.30	$16.06	$9.49
Shares outstanding in the Separate Account	124,476	2,732	59	145,004	60,756	5,160	60,020

(1) Investments in mutual fund shares, at cost	$3,322,081	$24,363	$508	$1,438,660	$230,582	$78,522	$606,125

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Janus Enterprise Portfolio, Class IB	EQ/JPMorgan Growth Allocation Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IB	EQ/Large Cap Value Managed Volatility Portfolio, Class IB	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB
ASSETS:
Investments at fair value (1)	$1,235,940	$9,674,470	$1,996,329	$1,803,582	$317,773	$9,476,103	$1,794,423
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	38	6,844	110	66	4	364	1,725
Receivable from the Company	-	259,358	-	-	-	-	24,914
Total assets	1,235,978	9,940,672	1,996,439	1,803,648	317,777	9,476,467	1,821,062

LIABILITIES:
Payable to the Policies	37	6,844	110	66	4	364	1,725
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	20,026	-	10,939	29,596	5,222	127,639	-
Total liabilities	20,063	6,844	11,049	29,662	5,226	128,003	1,725

NET ASSETS	$1,215,915	$9,933,828	$1,985,390	$1,773,986	$312,551	$9,348,464	$1,819,337

Fair value per share (NAV)	$21.12	$71.52	$33.72	$10.56	$18.14	$11.56	$7.43
Shares outstanding in the Separate Account	58,522	135,262	59,209	170,730	17,521	819,875	241,612

(1) Investments in mutual fund shares, at cost	$1,067,203	$5,448,541	$1,700,193	$1,387,802	$277,630	$7,020,805	$1,719,624

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Mid Cap Index Portfolio, Class IB	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	EQ/Moderate Allocation Portfolio, Class IB	EQ/Moderate-Plus Allocation Portfolio, Class IB	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB
ASSETS:
Investments at fair value (1)	$828,788	$2,040,535	$162,143	$247,942	$2,054,917	$1,258,188	$258,973
Receivable from the Policies	-	-	-	459	-	-	-
Receivable from the fund manager	26	50	3	-	1,443	46	22
Receivable from the Company	-	-	-	-	-	-	-
Total assets	828,814	2,040,585	162,146	248,401	2,056,360	1,258,234	258,995

LIABILITIES:
Payable to the Policies	26	50	3	-	1,443	46	22
Payable to the fund manager	-	-	-	459	-	-	-
Payable to the Company	13,554	30,800	602	720	119,465	18,956	4,251
Total liabilities	13,580	30,850	605	1,179	120,908	19,002	4,273

NET ASSETS	$815,234	$2,009,735	$161,541	$247,222	$1,935,452	$1,239,232	$254,722

Fair value per share (NAV)	$16.03	$15.80	$11.92	$9.53	$1.00	$8.72	$9.85
Shares outstanding in the Separate Account	51,717	129,112	13,599	26,019	2,053,377	144,279	26,294

(1) Investments in mutual fund shares, at cost	$664,880	$1,792,313	$181,291	$270,811	$2,054,803	$1,622,434	$260,651

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IB	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I
ASSETS:
Investments at fair value (1)	$458,168	$151,422	$193,416	$5,062,913	$1,200,749	$152,772	$136,228
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	7	1	2	170	81	1	36
Receivable from the Company	-	-	-	-	-	-	-
Total assets	458,175	151,423	193,418	5,063,083	1,200,830	152,773	136,264

LIABILITIES:
Payable to the Policies	7	1	2	170	81	1	36
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	1,458	2,504	3,198	15,623	19,669	2,526	2,170
Total liabilities	1,465	2,505	3,200	15,793	19,750	2,527	2,206

NET ASSETS	$456,710	$148,918	$190,218	$5,047,290	$1,181,080	$150,246	$134,058

Fair value per share (NAV)	$7.58	$11.46	$22.54	$57.48	$14.36	$28.08	$25.88
Shares outstanding in the Separate Account	60,421	13,216	8,581	88,081	83,618	5,441	5,264

(1) Investments in mutual fund shares, at cost	$517,349	$145,592	$162,623	$3,095,875	$1,213,863	$133,475	$113,731

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I
ASSETS:
Investments at fair value (1)	$131,222	$560,112	$270,968	$23,866	$1,092,084	$2,757,217	$1,831,035
Receivable from the Policies	-	53	-	-	-	-	-
Receivable from the fund manager	2	-	9	-	25	43	38
Receivable from the Company	-	-	-	-	-	-	36,969
Total assets	131,224	560,165	270,977	23,866	1,092,109	2,757,260	1,868,042

LIABILITIES:
Payable to the Policies	2	-	9	-	25	43	38
Payable to the fund manager	-	53	-	-	-	-	-
Payable to the Company	2,161	9,263	4,396	358	15,183	18,551	-
Total liabilities	2,163	9,316	4,405	358	15,208	18,594	38

NET ASSETS	$129,061	$550,849	$266,572	$23,508	$1,076,901	$2,738,666	$1,868,004

Fair value per share (NAV)	$11.07	$38.66	$26.99	$23.80	$51.22	$84.18	$57.38
Shares outstanding in the Separate Account	11,854	14,488	10,040	1,003	21,321	32,754	31,911

(1) Investments in mutual fund shares, at cost	$101,767	$497,949	$263,567	$18,718	$689,142	$2,000,570	$1,252,270

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Forty Fund, Class S	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	MFS Utilities Series, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
ASSETS:
Investments at fair value (1)	$639,084	$2,237,014	$400,169	$279,485	$199,863
Receivable from the Policies	-	-	48	-	-
Receivable from the fund manager	106	104	-	9	16
Receivable from the Company	-	2,595	-	-	-
Total assets	639,190	2,239,713	400,217	279,494	199,879

LIABILITIES:
Payable to the Policies	106	104	-	9	16
Payable to the fund manager	-	-	48	-	-
Payable to the Company	10,311	-	6,461	4,554	3,279
Total liabilities	10,417	104	6,509	4,563	3,295

NET ASSETS	$628,773	$2,239,609	$393,708	$274,931	$196,584

Fair value per share (NAV)	$51.06	$72.60	$41.77	$34.22	$9.24
Shares outstanding in the Separate Account	12,516	30,813	9,580	8,167	21,630

(1) Investments in mutual fund shares, at cost	$474,514	$1,294,869	$336,465	$244,726	$252,801

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Initial Shares	EQ/AB Small Cap Growth Portfolio, Class IA
INVESTMENT INCOME:
Dividend income	$-	$32,015	$63,627	$-	$1,355	$38,668	$-

EXPENSES:
Mortality and expense risk	46	8,797	69,331	914	1,251	21,242	524

NET INVESTMENT INCOME (LOSS)	(46)	23,218	(5,704)	(914)	104	17,426	(524)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	610	4,105	303,892	173,860	3,432	136,112	(1,843)
Capital gain distributions	-	124,895	796,345	-	14,104	203,831	-

Net realized gain (loss) on investments	610	129,000	1,100,237	173,860	17,536	339,943	(1,843)

Change in net unrealized appreciation (depreciation) on investments	235	(15,873)	11,036	(133,046)	4,976	333,379	17,255

Net realized and unrealized gain (loss) on investments	845	113,127	1,111,273	40,814	22,512	673,322	15,412

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$799	$136,345	$1,105,569	$39,900	$22,616	$690,748	$14,888

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/AB Small Cap Growth Portfolio, Class IB	EQ/Aggressive Allocation Portfolio, Class IB	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IA	EQ/Capital Group Research Portfolio, Class IB	EQ/Conservative Allocation Portfolio, Class IB	EQ/Conservative-Plus Allocation Portfolio, Class IB
INVESTMENT INCOME:
Dividend income	$469	$5,151	$100,422	$-	$64,632	$679	$15

EXPENSES:
Mortality and expense risk	569	1,734	31,531	10,449	12,849	136	4

NET INVESTMENT INCOME (LOSS)	(100)	3,417	68,891	(10,449)	51,783	543	11

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(223)	1	(1,150)	18,523	44,002	(328)	7
Capital gain distributions	15,710	12,587	114,724	-	469,946	425	22

Net realized gain (loss) on investments	15,487	12,588	113,574	18,523	513,948	97	29

Change in net unrealized appreciation (depreciation) on investments	(10,268)	13,849	244,358	(492,042)	901,498	360	(14)

Net realized and unrealized gain (loss) on investments	5,219	26,437	357,932	(473,519)	1,415,446	457	15

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,119	$29,854	$426,823	$(483,968)	$1,467,229	$1,000	$26

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Core Bond Index Portfolio, Class IA	EQ/Core Bond Index Portfolio, Class IB	EQ/Core Plus Bond Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB	EQ/Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IA
INVESTMENT INCOME:
Dividend income	$-	$32,886	$10,366	$-	$1,081	$14,297	$-

EXPENSES:
Mortality and expense risk	3,662	4,126	1,141	284	299	3,164	2,839

NET INVESTMENT INCOME (LOSS)	(3,662)	28,760	9,225	(284)	782	11,133	(2,839)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,649)	(2,299)	(1,464)	1,620	1,033	(3,061)	6,270
Capital gain distributions	-	-	-	-	9,141	-	-

Net realized gain (loss) on investments	(2,649)	(2,299)	(1,464)	1,620	10,174	(3,061)	6,270

Change in net unrealized appreciation (depreciation) on investments	106,788	(102,732)	(10,551)	(6,647)	4,343	2,654	(120,085)

Net realized and unrealized gain (loss) on investments	104,139	(105,031)	(12,015)	(5,027)	14,517	(407)	(113,815)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$100,477	$(76,271)	$(2,790)	$(5,311)	$15,299	$10,726	$(116,654)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Janus Enterprise Portfolio, Class IB	EQ/JPMorgan Growth Allocation Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IA	EQ/Large Cap Value Index Portfolio, Class IB	EQ/Large Cap Value Managed Volatility Portfolio, Class IA	EQ/Large Cap Value Managed Volatility Portfolio, Class IB
INVESTMENT INCOME:
Dividend income	$157	$-	$6,308	$-	$33,935	$-	$4,937

EXPENSES:
Mortality and expense risk	3,312	66,279	11,472	5,568	6,522	686	830

NET INVESTMENT INCOME (LOSS)	(3,155)	(66,279)	(5,164)	(5,568)	27,413	(686)	4,107

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	7,999	397,764	34,339	13,107	116,504	1,278	2,424
Capital gain distributions	95,541	480,922	230,438	-	120,468	-	29,481

Net realized gain (loss) on investments	103,540	878,686	264,777	13,107	236,972	1,278	31,905

Change in net unrealized appreciation (depreciation) on investments	168,737	1,708,063	216,875	(411,680)	415,780	(38,979)	40,143

Net realized and unrealized gain (loss) on investments	272,277	2,586,749	481,652	(398,573)	652,752	(37,701)	72,048

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$269,122	$2,520,470	$476,488	$(404,141)	$680,165	$(38,387)	$76,155

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Index Portfolio, Class IB	EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	EQ/Moderate Allocation Portfolio, Class IB
INVESTMENT INCOME:
Dividend income	$-	$13,571	$-	$7,234	$-	$28,349	$4,344

EXPENSES:
Mortality and expense risk	47,510	12,244	2,028	2,335	4,965	5,871	903

NET INVESTMENT INCOME (LOSS)	(47,510)	1,327	(2,028)	4,899	(4,965)	22,478	3,441

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	178,736	11,419	6,280	5,906	10,598	16,097	(514)
Capital gain distributions	1,603,191	106,275	-	52,988	-	225,044	6,484

Net realized gain (loss) on investments	1,781,927	117,694	6,280	58,894	10,598	241,141	5,970

Change in net unrealized appreciation (depreciation) on investments	672,600	19,899	(136,343)	163,908	(309,831)	248,222	1,731

Net realized and unrealized gain (loss) on investments	2,454,527	137,593	(130,063)	222,802	(299,233)	489,363	7,701

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,407,017	$138,920	$(132,091)	$227,701	$(304,198)	$511,841	$11,142

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Moderate-Plus Allocation Portfolio, Class IB	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IA	EQ/Small Company Index Portfolio, Class IB
INVESTMENT INCOME:
Dividend income	$5,932	$98,471	$118	$11,617	$13,979	$-	$1,889

EXPENSES:
Mortality and expense risk	1,517	12,568	6,710	1,337	2,786	233	278

NET INVESTMENT INCOME (LOSS)	4,415	85,903	(6,592)	10,280	11,193	(233)	1,611

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(4,314)	162	(68,321)	276	(5,386)	37	207
Capital gain distributions	13,941	395	-	-	-	-	9,089

Net realized gain (loss) on investments	9,627	557	(68,321)	276	(5,386)	37	9,296

Change in net unrealized appreciation (depreciation) on investments	12,206	(121)	292,421	2,698	(324)	(1,787)	5,830

Net realized and unrealized gain (loss) on investments	21,833	436	224,100	2,974	(5,710)	(1,750)	15,126

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,248	$86,339	$217,508	$13,254	$5,483	$(1,983)	$16,737

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund, Series II
INVESTMENT INCOME:
Dividend income	$1,914	$4,482	$61,595	$1,565	$2,512	$1,451	$-

EXPENSES:
Mortality and expense risk	686	33,968	6,134	540	857	831	1,927

NET INVESTMENT INCOME (LOSS)	1,228	(29,486)	55,461	1,025	1,655	620	(1,927)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,392	422,077	(1,269)	1,313	594	859	2,947
Capital gain distributions	7,157	573,682	5,047	7,445	5,346	1,251	33,127

Net realized gain (loss) on investments	8,549	995,759	3,778	8,758	5,940	2,110	36,074

Change in net unrealized appreciation (depreciation) on investments	2,821	458,692	16,923	5,307	7,552	15,677	42,021

Net realized and unrealized gain (loss) on investments	11,370	1,454,451	20,701	14,065	13,492	17,787	78,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,598	$1,424,965	$76,162	$15,090	$15,147	$18,407	$76,168

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Research Fund, Class I
INVESTMENT INCOME:
Dividend income	$-	$-	$22,401	$19,796	$1,871	$62	$16,543

EXPENSES:
Mortality and expense risk	1,912	142	6,754	17,601	12,017	3,394	13,907

NET INVESTMENT INCOME (LOSS)	(1,912)	(142)	15,647	2,195	(10,146)	(3,332)	2,636

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	970	281	28,288	40,142	40,718	6,437	98,699
Capital gain distributions	-	945	-	105,671	97,658	37,787	70,733

Net realized gain (loss) on investments	970	1,226	28,288	145,813	138,376	44,224	169,432

Change in net unrealized appreciation (depreciation) on investments	10,727	5,151	102,048	221,184	285,447	99,637	274,577

Net realized and unrealized gain (loss) on investments	11,697	6,377	130,336	366,997	423,823	143,861	444,009

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,785	$6,235	$145,983	$369,192	$413,677	$140,529	$446,645

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Overseas Fund, Class S	MFS Utilities Series, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
INVESTMENT INCOME:
Dividend income	$5,486	$6,480	$7,476

EXPENSES:
Mortality and expense risk	2,031	1,176	1,028

NET INVESTMENT INCOME (LOSS)	3,455	5,304	6,448

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	8,620	3,807	(6,876)
Capital gain distributions	-	7,997	-

Net realized gain (loss) on investments	8,620	11,804	(6,876)

Change in net unrealized appreciation (depreciation) on investments	9,465	12,644	(1,431)

Net realized and unrealized gain (loss) on investments	18,085	24,448	(8,307)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,540	$29,752	$(1,859)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Initial Shares	EQ/AB Small Cap Growth Portfolio, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(46)	$23,218	$(5,704)	$(914)	$104	$17,426	$(524)
Net realized gain (loss) on investments	610	129,000	1,100,237	173,860	17,536	339,943	(1,843)
Change in net unrealized appreciation (depreciation) on investments	235	(15,873)	11,036	(133,046)	4,976	333,379	17,255

Net increase (decrease) in net assets resulting from operations	799	136,345	1,105,569	39,900	22,616	690,748	14,888

POLICY TRANSACTIONS:
Policy owners’ net payments	12,574	60,036	224,755	30,459	26,730	71,615	1,917
Policy maintenance charges	(27)	(1,823)	(10,685)	(320)	(421)	(3,676)	(145)
Policy owners’ benefits	-	(36,771)	(369,988)	(19)	(42,400)	(222,333)	(1,174)
Net transfers (to) from the Company and/or Subaccounts	(28,548)	(87,688)	(480,802)	(341,796)	275,865	(158,852)	(184,081)

Increase (decrease) in net assets resulting from Policy transactions	(16,001)	(66,246)	(636,720)	(311,676)	259,774	(313,246)	(183,483)

Total increase (decrease) in net assets	(15,202)	70,099	468,849	(271,776)	282,390	377,502	(168,595)

NET ASSETS:
Beginning of period	15,202	1,458,464	10,488,946	271,776	23,621	2,929,141	168,595

End of period	$-	$1,528,563	$10,957,795	$-	$306,011	$3,306,643	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/AB Small Cap Growth Portfolio, Class IB	EQ/Aggressive Allocation Portfolio, Class IB	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IA	EQ/Capital Group Research Portfolio, Class IB	EQ/Conservative Allocation Portfolio, Class IB	EQ/Conservative-Plus Allocation Portfolio, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(100)	$3,417	$68,891	$(10,449)	$51,783	$543	$11
Net realized gain (loss) on investments	15,487	12,588	113,574	18,523	513,948	97	29
Change in net unrealized appreciation (depreciation) on investments	(10,268)	13,849	244,358	(492,042)	901,498	360	(14)

Net increase (decrease) in net assets resulting from operations	5,119	29,854	426,823	(483,968)	1,467,229	1,000	26

POLICY TRANSACTIONS:
Policy owners’ net payments	2,588	6,798	202,533	50,235	44,298	10,198	455
Policy maintenance charges	(158)	(537)	(9,582)	(2,384)	(2,552)	(71)	(12)
Policy owners’ benefits	(10,688)	(34,447)	(222,898)	(30,165)	(46,192)	-	-
Net transfers (to) from the Company and/or Subaccounts	163,335	(3,410)	(234,785)	(2,914,404)	2,707,055	(13,628)	(552)

Increase (decrease) in net assets resulting from Policy transactions	155,077	(31,596)	(264,732)	(2,896,718)	2,702,609	(3,501)	(109)

Total increase (decrease) in net assets	160,196	(1,742)	162,091	(3,380,686)	4,169,838	(2,501)	(83)

NET ASSETS:
Beginning of period	-	251,736	4,326,054	3,380,686	-	24,371	576

End of period	$160,196	$249,994	$4,488,145	$-	$4,169,838	$21,870	$493

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Core Bond Index Portfolio, Class IA	EQ/Core Bond Index Portfolio, Class IB	EQ/Core Plus Bond Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB	EQ/Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,662)	$28,760	$9,225	$(284)	$782	$11,133	$(2,839)
Net realized gain (loss) on investments	(2,649)	(2,299)	(1,464)	1,620	10,174	(3,061)	6,270
Change in net unrealized appreciation (depreciation) on investments	106,788	(102,732)	(10,551)	(6,647)	4,343	2,654	(120,085)

Net increase (decrease) in net assets resulting from operations	100,477	(76,271)	(2,790)	(5,311)	15,299	10,726	(116,654)

POLICY TRANSACTIONS:
Policy owners’ net payments	41,856	40,876	9,401	3,791	2,179	42,649	14,772
Policy maintenance charges	(1,221)	(1,268)	(304)	(124)	(135)	(1,479)	(701)
Policy owners’ benefits	(6,404)	(17,436)	(3,010)	-	(3,322)	(22,710)	(17,680)
Net transfers (to) from the Company and/or Subaccounts	(1,448,242)	1,376,272	(6,636)	(86,441)	67,583	(38,867)	(1,012,041)

Increase (decrease) in net assets resulting from Policy transactions	(1,414,011)	1,398,444	(549)	(82,774)	66,305	(20,407)	(1,015,650)

Total increase (decrease) in net assets	(1,313,534)	1,322,173	(3,339)	(88,085)	81,604	(9,681)	(1,132,304)

NET ASSETS:
Beginning of period	1,313,534	-	200,660	88,085	-	572,345	1,132,304

End of period	$-	$1,322,173	$197,321	$-	$81,604	$562,664	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Janus Enterprise Portfolio, Class IB	EQ/JPMorgan Growth Allocation Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IA	EQ/Large Cap Value Index Portfolio, Class IB	EQ/Large Cap Value Managed Volatility Portfolio, Class IA	EQ/Large Cap Value Managed Volatility Portfolio, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,155)	$(66,279)	$(5,164)	$(5,568)	$27,413	$(686)	$4,107
Net realized gain (loss) on investments	103,540	878,686	264,777	13,107	236,972	1,278	31,905
Change in net unrealized appreciation (depreciation) on investments	168,737	1,708,063	216,875	(411,680)	415,780	(38,979)	40,143

Net increase (decrease) in net assets resulting from operations	269,122	2,520,470	476,488	(404,141)	680,165	(38,387)	76,155

POLICY TRANSACTIONS:
Policy owners’ net payments	15,077	192,806	42,293	40,211	25,968	3,196	2,908
Policy maintenance charges	(735)	(10,029)	(2,028)	(1,050)	(1,106)	(212)	(225)
Policy owners’ benefits	(9,652)	(503,746)	(63,836)	(4,643)	(565,524)	-	-
Net transfers (to) from the Company and/or Subaccounts	942,103	(334,583)	(116,961)	(1,711,939)	1,634,483	(241,304)	233,713

Increase (decrease) in net assets resulting from Policy transactions	946,793	(655,552)	(140,532)	(1,677,421)	1,093,821	(238,320)	236,396

Total increase (decrease) in net assets	1,215,915	1,864,918	335,956	(2,081,562)	1,773,986	(276,707)	312,551

NET ASSETS:
Beginning of period	-	8,068,910	1,649,434	2,081,562	-	276,707	-

End of period	$1,215,915	$9,933,828	$1,985,390	$-	$1,773,986	$-	$312,551

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Index Portfolio, Class IB	EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	EQ/Moderate Allocation Portfolio, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(47,510)	$1,327	$(2,028)	$4,899	$(4,965)	$22,478	$3,441
Net realized gain (loss) on investments	1,781,927	117,694	6,280	58,894	10,598	241,141	5,970
Change in net unrealized appreciation (depreciation) on investments	672,600	19,899	(136,343)	163,908	(309,831)	248,222	1,731

Net increase (decrease) in net assets resulting from operations	2,407,017	138,920	(132,091)	227,701	(304,198)	511,841	11,142

POLICY TRANSACTIONS:
Policy owners’ net payments	178,669	62,828	9,758	9,917	32,167	32,875	2,963
Policy maintenance charges	(10,513)	(2,450)	(526)	(558)	(1,340)	(1,392)	(256)
Policy owners’ benefits	(197,632)	(60,034)	(17,072)	(24,499)	(20,064)	(42,458)	-
Net transfers (to) from the Company and/or Subaccounts	(411,356)	(97,242)	(630,841)	602,673	(1,561,413)	1,508,869	(4,635)

Increase (decrease) in net assets resulting from Policy transactions	(440,832)	(96,898)	(638,681)	587,533	(1,550,650)	1,497,894	(1,928)

Total increase (decrease) in net assets	1,966,185	42,022	(770,772)	815,234	(1,854,848)	2,009,735	9,214

NET ASSETS:
Beginning of period	7,382,279	1,777,315	770,772	-	1,854,848	-	152,327

End of period	$9,348,464	$1,819,337	$-	$815,234	$-	$2,009,735	$161,541

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Moderate-Plus Allocation Portfolio, Class IB	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IA	EQ/Small Company Index Portfolio, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,415	$85,903	$(6,592)	$10,280	$11,193	$(233)	$1,611
Net realized gain (loss) on investments	9,627	557	(68,321)	276	(5,386)	37	9,296
Change in net unrealized appreciation (depreciation) on investments	12,206	(121)	292,421	2,698	(324)	(1,787)	5,830

Net increase (decrease) in net assets resulting from operations	26,248	86,339	217,508	13,254	5,483	(1,983)	16,737

POLICY TRANSACTIONS:
Policy owners’ net payments	37,214	160,046	36,679	25,697	27,441	1,840	1,787
Policy maintenance charges	(473)	(3,946)	(2,373)	(838)	(1,055)	(139)	(148)
Policy owners’ benefits	(17,678)	(100,232)	(59,809)	(2,648)	(38,165)	-	-
Net transfers (to) from the Company and/or Subaccounts	(76,492)	(249,356)	(95,272)	(35,038)	(13,036)	(137,549)	130,542

Increase (decrease) in net assets resulting from Policy transactions	(57,429)	(193,488)	(120,775)	(12,827)	(24,815)	(135,848)	132,181

Total increase (decrease) in net assets	(31,181)	(107,149)	96,733	427	(19,332)	(137,831)	148,918

NET ASSETS:
Beginning of period	278,403	2,042,601	1,142,499	254,295	476,042	137,831	-

End of period	$247,222	$1,935,452	$1,239,232	$254,722	$456,710	$-	$148,918

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,228	$(29,486)	$55,461	$1,025	$1,655	$620	$(1,927)
Net realized gain (loss) on investments	8,549	995,759	3,778	8,758	5,940	2,110	36,074
Change in net unrealized appreciation (depreciation) on investments	2,821	458,692	16,923	5,307	7,552	15,677	42,021

Net increase (decrease) in net assets resulting from operations	12,598	1,424,965	76,162	15,090	15,147	18,407	76,168

POLICY TRANSACTIONS:
Policy owners’ net payments	3,189	121,888	42,619	3,699	4,013	2,042	9,083
Policy maintenance charges	(255)	(4,831)	(2,238)	(275)	(189)	(165)	(726)
Policy owners’ benefits	-	(571,214)	(19,987)	(5,338)	(909)	-	(2,565)
Net transfers (to) from the Company and/or Subaccounts	(6,917)	(357,065)	(64,639)	(4,874)	(3,794)	(4,339)	(20,249)

Increase (decrease) in net assets resulting from Policy transactions	(3,983)	(811,222)	(44,245)	(6,788)	(879)	(2,462)	(14,457)

Total increase (decrease) in net assets	8,615	613,743	31,917	8,302	14,268	15,945	61,711

NET ASSETS:
Beginning of period	181,603	4,433,547	1,149,163	141,944	119,790	113,116	489,138

End of period	$190,218	$5,047,290	$1,181,080	$150,246	$134,058	$129,061	$550,849

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Research Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,912)	$(142)	$15,647	$2,195	$(10,146)	$(3,332)	$2,636
Net realized gain (loss) on investments	970	1,226	28,288	145,813	138,376	44,224	169,432
Change in net unrealized appreciation (depreciation) on investments	10,727	5,151	102,048	221,184	285,447	99,637	274,577

Net increase (decrease) in net assets resulting from operations	9,785	6,235	145,983	369,192	413,677	140,529	446,645

POLICY TRANSACTIONS:
Policy owners’ net payments	10,002	877	28,301	65,401	23,231	12,848	98,525
Policy maintenance charges	(349)	(68)	(1,396)	(2,637)	(2,126)	(970)	(2,115)
Policy owners’ benefits	(2,099)	-	(4,883)	(32,681)	(36,910)	(13,496)	(123,996)
Net transfers (to) from the Company and/or Subaccounts	(15,771)	(2,565)	(80,694)	(150,446)	(98,315)	(16,599)	(144,665)

Increase (decrease) in net assets resulting from Policy transactions	(8,217)	(1,756)	(58,672)	(120,363)	(114,120)	(18,217)	(172,251)

Total increase (decrease) in net assets	1,568	4,479	87,311	248,829	299,557	122,312	274,394

NET ASSETS:
Beginning of period	265,004	19,029	989,590	2,489,837	1,568,447	506,461	1,965,215

End of period	$266,572	$23,508	$1,076,901	$2,738,666	$1,868,004	$628,773	$2,239,609

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Overseas Fund, Class S	MFS Utilities Series, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,455	$5,304	$6,448
Net realized gain (loss) on investments	8,620	11,804	(6,876)
Change in net unrealized appreciation (depreciation) on investments	9,465	12,644	(1,431)

Net increase (decrease) in net assets resulting from operations	21,540	29,752	(1,859)

POLICY TRANSACTIONS:
Policy owners’ net payments	19,231	11,721	20,113
Policy maintenance charges	(804)	(669)	(668)
Policy owners’ benefits	(10,742)	(21,588)	(12,082)
Net transfers (to) from the Company and/or Subaccounts	(36,275)	(8,784)	(19,761)

Increase (decrease) in net assets resulting from Policy transactions	(28,590)	(19,320)	(12,398)

Total increase (decrease) in net assets	(7,050)	10,432	(14,257)

NET ASSETS:
Beginning of period	400,758	264,499	210,841

End of period	$393,708	$274,931	$196,584

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Initial Shares	EQ/AB Small Cap Growth Portfolio, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$223	$21,833	$(1,227)	$166	$23	$21,055	$(697)
Net realized gain (loss) on investments	571	84,263	884,413	19,125	1,127	166,828	(5,751)
Change in net unrealized appreciation (depreciation) on investments	(70)	(39,082)	904,621	41,864	3,991	412,550	32,807

Net increase (decrease) in net assets resulting from operations	724	67,014	1,787,807	61,155	5,141	600,433	26,359

POLICY TRANSACTIONS:
Policy owners’ net payments	24,105	50,936	238,087	55,377	868	69,681	4,468
Policy maintenance charges	(62)	(1,880)	(11,560)	(684)	(91)	(3,829)	(323)
Policy owners’ benefits	-	(47,859)	(310,726)	(17,191)	(1,239)	(162,102)	(5,998)
Net transfers (to) from the Company and/or Subaccounts	(24,548)	(101,392)	(189,030)	(65,634)	(1,059)	(103,290)	(25,974)

Increase (decrease) in net assets resulting from Policy transactions	(505)	(100,195)	(273,229)	(28,132)	(1,521)	(199,540)	(27,827)

Total increase (decrease) in net assets	219	(33,181)	1,514,578	33,023	3,620	400,893	(1,468)

NET ASSETS:
Beginning of period	14,983	1,491,645	8,974,368	238,753	20,001	2,528,248	170,063

End of period	$15,202	$1,458,464	$10,488,946	$271,776	$23,621	$2,929,141	$168,595

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Aggressive Allocation Portfolio, Class IB	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IA	EQ/Conservative Allocation Portfolio, Class IB	EQ/Conservative-Plus Allocation Portfolio, Class IB	EQ/Core Bond Index Portfolio, Class IA	EQ/Core Plus Bond Portfolio, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,594	$46,214	$(7,716)	$430	$8	$19,961	$3,591
Net realized gain (loss) on investments	5,591	30,672	172,297	(1,267)	(27)	(8,983)	(1,281)
Change in net unrealized appreciation (depreciation) on investments	29,753	433,132	469,677	2,617	76	39,666	5,353

Net increase (decrease) in net assets resulting from operations	36,938	510,018	634,258	1,780	57	50,644	7,663

POLICY TRANSACTIONS:
Policy owners’ net payments	6,262	208,160	92,572	10,198	464	90,035	10,388
Policy maintenance charges	(568)	(10,289)	(4,959)	(71)	(12)	(2,732)	(321)
Policy owners’ benefits	-	(166,158)	(70,137)	-	-	(18,527)	(492)
Net transfers (to) from the Company and/or Subaccounts	(643)	(91,230)	(201,159)	(12,543)	(432)	(112,826)	(7,937)

Increase (decrease) in net assets resulting from Policy transactions	5,051	(59,517)	(183,683)	(2,416)	20	(44,050)	1,638

Total increase (decrease) in net assets	41,989	450,501	450,575	(636)	77	6,594	9,301

NET ASSETS:
Beginning of period	209,747	3,875,553	2,930,111	25,007	499	1,306,940	191,359

End of period	$251,736	$4,326,054	$3,380,686	$24,371	$576	$1,313,534	$200,660

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IA	EQ/JPMorgan Growth Allocation Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IA	EQ/Large Cap Value Managed Volatility Portfolio, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$196	$12,341	$(5,249)	$(49,716)	$(2,958)	$22,147	$3,073
Net realized gain (loss) on investments	3,674	(2,968)	85,317	1,224,425	134,425	85,346	16,688
Change in net unrealized appreciation (depreciation) on investments	11,720	9,207	88,834	1,334,798	344,254	91,297	13,945

Net increase (decrease) in net assets resulting from operations	15,590	18,580	168,902	2,509,507	475,721	198,790	33,706

POLICY TRANSACTIONS:
Policy owners’ net payments	3,181	44,002	28,770	199,944	39,472	65,180	8,756
Policy maintenance charges	(257)	(1,593)	(1,575)	(10,486)	(2,100)	(2,262)	(438)
Policy owners’ benefits	(2,215)	(7,469)	(19,176)	(209,801)	(40,001)	(16,653)	(2,598)
Net transfers (to) from the Company and/or Subaccounts	(5,344)	(48,352)	(106,824)	(35,978)	(101,212)	(152,962)	(7,260)

Increase (decrease) in net assets resulting from Policy transactions	(4,635)	(13,412)	(98,805)	(56,321)	(103,841)	(106,697)	(1,540)

Total increase (decrease) in net assets	10,955	5,168	70,097	2,453,186	371,880	92,093	32,166

NET ASSETS:
Beginning of period	77,130	567,177	1,062,207	5,615,724	1,277,554	1,989,469	244,541

End of period	$88,085	$572,345	$1,132,304	$8,068,910	$1,649,434	$2,081,562	$276,707

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Moderate Allocation Portfolio, Class IB	EQ/Moderate-Plus Allocation Portfolio, Class IB	EQ/Money Market Portfolio, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(37,108)	$9,616	$3,589	$15,866	$2,042	$2,858	$81,912
Net realized gain (loss) on investments	371,638	65,243	35,249	110,703	2,414	1,086	40
Change in net unrealized appreciation (depreciation) on investments	1,963,809	139,820	65,779	89,150	11,630	34,154	236

Net increase (decrease) in net assets resulting from operations	2,298,339	214,679	104,617	215,719	16,086	38,098	82,188

POLICY TRANSACTIONS:
Policy owners’ net payments	185,735	63,334	22,841	61,616	3,028	37,072	162,448
Policy maintenance charges	(10,263)	(2,653)	(1,149)	(2,893)	(256)	(521)	(4,130)
Policy owners’ benefits	(236,358)	(83,956)	(7,826)	(12,536)	-	-	(19,718)
Net transfers (to) from the Company and/or Subaccounts	(306,362)	(21,116)	(4,570)	(190,782)	(3,608)	(72,181)	(401,893)

Increase (decrease) in net assets resulting from Policy transactions	(367,248)	(44,391)	9,296	(144,595)	(836)	(35,630)	(263,293)

Total increase (decrease) in net assets	1,931,091	170,288	113,913	71,124	15,250	2,468	(181,105)

NET ASSETS:
Beginning of period	5,451,188	1,607,027	656,859	1,783,724	137,077	275,935	2,223,706

End of period	$7,382,279	$1,777,315	$770,772	$1,854,848	$152,327	$278,403	$2,042,601

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IA	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,036)	$8,990	$7,332	$1,054	$1,384	$(10,394)	$52,074
Net realized gain (loss) on investments	(72,486)	(15)	(3,768)	4,146	671	208,494	68,842
Change in net unrealized appreciation (depreciation) on investments	377,880	3,579	13,094	14,698	27,844	913,554	(32,410)

Net increase (decrease) in net assets resulting from operations	299,358	12,554	16,658	19,898	29,899	1,111,654	88,506

POLICY TRANSACTIONS:
Policy owners’ net payments	38,774	27,345	28,696	4,065	1,866	123,591	43,181
Policy maintenance charges	(2,547)	(926)	(1,126)	(292)	(252)	(4,785)	(2,383)
Policy owners’ benefits	(41,623)	(391)	(10,064)	(1,289)	(1,321)	(82,061)	(19,566)
Net transfers (to) from the Company and/or Subaccounts	(68,106)	(29,246)	(24,203)	(5,998)	(8,395)	(206,411)	(84,651)

Increase (decrease) in net assets resulting from Policy transactions	(73,502)	(3,218)	(6,697)	(3,514)	(8,102)	(169,666)	(63,419)

Total increase (decrease) in net assets	225,856	9,336	9,961	16,384	21,797	941,988	25,087

NET ASSETS:
Beginning of period	916,643	244,959	466,081	121,447	159,806	3,491,559	1,124,076

End of period	$1,142,499	$254,295	$476,042	$137,831	$181,603	$4,433,547	$1,149,163

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$790	$1,579	$(76)	$(1,546)	$(1,617)	$(128)	$14,124
Net realized gain (loss) on investments	15,577	10,358	346	53,541	(1,626)	(2,924)	19,395
Change in net unrealized appreciation (depreciation) on investments	(837)	(2,560)	20,054	76,124	10,581	10,403	98,198

Net increase (decrease) in net assets resulting from operations	15,530	9,377	20,324	128,119	7,338	7,351	131,717

POLICY TRANSACTIONS:
Policy owners’ net payments	3,230	4,491	2,256	7,703	10,805	993	34,428
Policy maintenance charges	(294)	(200)	(161)	(699)	(373)	(59)	(1,524)
Policy owners’ benefits	(5,166)	(2,105)	(2,460)	(5,486)	(3,904)	-	(39,812)
Net transfers (to) from the Company and/or Subaccounts	(8,062)	(5,870)	(5,376)	(21,998)	15,542	(11,209)	(61,129)

Increase (decrease) in net assets resulting from Policy transactions	(10,292)	(3,684)	(5,741)	(20,480)	22,070	(10,275)	(68,037)

Total increase (decrease) in net assets	5,238	5,693	14,583	107,639	29,408	(2,924)	63,680

NET ASSETS:
Beginning of period	136,706	114,097	98,533	381,499	235,596	21,953	925,910

End of period	$141,944	$119,790	$113,116	$489,138	$265,004	$19,029	$989,590

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	MFS Utilities Series, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12,097)	$(6,549)	$(1,965)	$5,529	$3,718	$8,304	$3,690
Net realized gain (loss) on investments	226,887	3,068	(995)	85,965	3,749	18,835	(5,126)
Change in net unrealized appreciation (depreciation) on investments	176,285	438,568	148,755	321,122	31,064	(34,693)	11,249

Net increase (decrease) in net assets resulting from operations	391,075	435,087	145,795	412,616	38,531	(7,554)	9,813

POLICY TRANSACTIONS:
Policy owners’ net payments	64,334	24,137	11,868	97,019	19,820	11,727	17,528
Policy maintenance charges	(2,922)	(2,111)	(909)	(2,208)	(876)	(734)	(694)
Policy owners’ benefits	(229,822)	(490)	(8,750)	(37,152)	(6,895)	(20,686)	(13,177)
Net transfers (to) from the Company and/or Subaccounts	(93,045)	(13,292)	(23,370)	(116,874)	(37,481)	(11,745)	(19,999)

Increase (decrease) in net assets resulting from Policy transactions	(261,455)	8,244	(21,161)	(59,215)	(25,432)	(21,438)	(16,342)

Total increase (decrease) in net assets	129,620	443,331	124,634	353,401	13,099	(28,992)	(6,529)

NET ASSETS:
Beginning of period	2,360,217	1,125,116	381,827	1,611,814	387,659	293,491	217,370

End of period	$2,489,837	$1,568,447	$506,461	$1,965,215	$400,758	$264,499	$210,841

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

The MONY Variable Account L (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MONY Life Insurance Company, and exists in accordance with the regulations of the New York Department of Financial Services. MONY Life Insurance Company was acquired by AXA Financial, Inc., which made MONY Life Insurance Company a wholly owned subsidiary of AXA Financial, Inc. MONY Life Insurance Company was later acquired by Protective Life Insurance Company (the “Company”), which made MONY Life Insurance Company a wholly owned subsidiary of Protective Life Insurance Company. Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company’s general liabilities from business operations.

Policy owners’ net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the products in the Separate Account, but owners of existing Policies may make additional deposits.

The following is a list of the variable life insurance products funded by the Separate Account:

MONY Custom Equity Master	MONY Survivorship VUL
MONY Custom Estate Master	MONY VUL I
MONY Equity Master	MONY VUL II
MONY Strategist

For the years ended December 31, 2024 and 2023, the Separate Account was invested in up to 59 Subaccounts, as follows:

1290 VT Equity Income Portfolio, Class IA (a)

1290 VT Equity Income Portfolio, Class IB

1290 VT GAMCO Small Company Value Portfolio, Class IB

1290 VT Socially Responsible Portfolio, Class IA (a)

1290 VT Socially Responsible Portfolio, Class IB

BNY Mellon Stock Index Fund, Initial Shares

EQ/AB Small Cap Growth Portfolio, Class IA (a)

EQ/AB Small Cap Growth Portfolio, Class IB (a)

EQ/Aggressive Allocation Portfolio, Class IB

EQ/All Asset Growth Allocation Portfolio, Class IB

EQ/Capital Group Research Portfolio, Class IA (a)

EQ/Capital Group Research Portfolio, Class IB (a)

EQ/Conservative Allocation Portfolio, Class IB

EQ/Conservative-Plus Allocation Portfolio, Class IB

EQ/Core Bond Index Portfolio, Class IA (a)

EQ/Core Bond Index Portfolio, Class IB (a)

EQ/Core Plus Bond Portfolio, Class IA

EQ/Global Equity Managed Volatility Portfolio, Class IA (a)

EQ/Global Equity Managed Volatility Portfolio, Class IB (a)

EQ/Intermediate Government Bond Portfolio, Class IA

EQ/Janus Enterprise Portfolio, Class IA (a)

EQ/Janus Enterprise Portfolio, Class IB (a)

EQ/JPMorgan Growth Allocation Portfolio, Class IB

EQ/Large Cap Growth Managed Volatility Portfolio, Class IB

EQ/Large Cap Value Index Portfolio, Class IA (a)

EQ/Large Cap Value Index Portfolio, Class IB (a)

EQ/Large Cap Value Managed Volatility Portfolio, Class IA (a)

EQ/Large Cap Value Managed Volatility Portfolio, Class IB (a)

EQ/Loomis Sayles Growth Portfolio, Class IB

EQ/MFS International Growth Portfolio, Class IB

EQ/Mid Cap Index Portfolio, Class IA (a)

EQ/Mid Cap Index Portfolio, Class IB (a)

EQ/Mid Cap Value Managed Volatility Portfolio, Class IA (a)

EQ/Mid Cap Value Managed Volatility Portfolio, Class IB (a)

EQ/Moderate Allocation Portfolio, Class IB

EQ/Moderate-Plus Allocation Portfolio, Class IB

EQ/Money Market Portfolio, Class IA

EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB

EQ/PIMCO Ultra Short Bond Portfolio, Class IB

EQ/Quality Bond PLUS Portfolio, Class IB

EQ/Small Company Index Portfolio, Class IA (a)

EQ/Small Company Index Portfolio, Class IB (a)

EQ/Value Equity Portfolio, Class IB

Fidelity VIP Contrafund Portfolio, Service Class

Franklin Income VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Fund, Series II

Invesco V.I. Health Care Fund, Series I

Invesco V.I. Technology Fund, Series I

Janus Henderson Balanced Fund, Class I

Janus Henderson Enterprise Fund, Class I

Janus Henderson Forty Fund, Class I

Janus Henderson Forty Fund, Class S

Janus Henderson Global Research Fund, Class I

Janus Henderson Overseas Fund, Class S

MFS Utilities Series, Initial Class

PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class

(a) See Subaccount Changes table below

Subaccount Changes: Merged Subaccount
During 2024, the following Subaccounts were merged:

Original Subaccount	Merged Into	Date of Merger
1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	June 21, 2024
1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	June 21, 2024
EQ/AB Small Cap Growth Portfolio, Class IA	EQ/AB Small Cap Growth Portfolio, Class IB	June 21, 2024
EQ/Capital Group Research Portfolio, Class IA	EQ/Capital Group Research Portfolio, Class IB	June 21, 2024
EQ/Core Bond Index Portfolio, Class IA	EQ/Core Bond Index Portfolio, Class IB	June 21, 2024
EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB	June 21, 2024
EQ/Janus Enterprise Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IB	June 21, 2024
EQ/Large Cap Value Index Portfolio, Class IA	EQ/Large Cap Value Index Portfolio, Class IB	June 21, 2024
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	EQ/Large Cap Value Managed Volatility Portfolio, Class IB	June 21, 2024
EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Index Portfolio, Class IB	June 21, 2024
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	June 21, 2024
EQ/Small Company Index Portfolio, Class IA	EQ/Small Company Index Portfolio, Class IB	June 21, 2024

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
1290 VT Equity Income Portfolio, Class IA	$13,953	$30,263
1290 VT Equity Income Portfolio, Class IB	231,936	149,366
1290 VT GAMCO Small Company Value Portfolio, Class IB	1,023,398	870,897
1290 VT Socially Responsible Portfolio, Class IA	13,220	329,829
1290 VT Socially Responsible Portfolio, Class IB	350,373	72,494
BNY Mellon Stock Index Fund, Initial Shares	530,036	341,520
EQ/AB Small Cap Growth Portfolio, Class IA	616	187,394
EQ/AB Small Cap Growth Portfolio, Class IB	183,631	10,346
EQ/Aggressive Allocation Portfolio, Class IB	28,961	45,965
EQ/All Asset Growth Allocation Portfolio, Class IB	314,167	397,765
EQ/Capital Group Research Portfolio, Class IA	21,654	2,974,145
EQ/Capital Group Research Portfolio, Class IB	3,436,979	158,899
EQ/Conservative Allocation Portfolio, Class IB	11,387	13,974
EQ/Conservative-Plus Allocation Portfolio, Class IB	475	549
EQ/Core Bond Index Portfolio, Class IA	27,581	1,458,970
EQ/Core Bond Index Portfolio, Class IB	1,492,104	51,145
EQ/Core Plus Bond Portfolio, Class IA	23,829	15,302
EQ/Global Equity Managed Volatility Portfolio, Class IA	3,124	87,537
EQ/Global Equity Managed Volatility Portfolio, Class IB	86,165	8,676
EQ/Intermediate Government Bond Portfolio, Class IA	49,436	58,527
EQ/Janus Enterprise Portfolio, Class IA	9,240	1,046,784
EQ/Janus Enterprise Portfolio, Class IB	1,101,713	42,510
EQ/JPMorgan Growth Allocation Portfolio, Class IB	634,890	923,780
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	268,534	183,483
EQ/Large Cap Value Index Portfolio, Class IA	29,894	1,748,483
EQ/Large Cap Value Index Portfolio, Class IB	1,871,267	599,969
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	2,152	245,906
EQ/Large Cap Value Managed Volatility Portfolio, Class IB	287,769	12,563
EQ/Loomis Sayles Growth Portfolio, Class IB	1,683,461	545,812
EQ/MFS International Growth Portfolio, Class IB	151,831	140,481
EQ/Mid Cap Index Portfolio, Class IA	3,979	657,690
EQ/Mid Cap Index Portfolio, Class IB	686,604	27,630
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	67,059	1,651,767
EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	1,860,775	84,559
EQ/Moderate Allocation Portfolio, Class IB	13,962	5,890
EQ/Moderate-Plus Allocation Portfolio, Class IB	39,752	79,578
EQ/Money Market Portfolio, Class IA	883,960	989,141
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	22,291	147,627
EQ/PIMCO Ultra Short Bond Portfolio, Class IB	30,009	32,667
EQ/Quality Bond PLUS Portfolio, Class IB	38,984	52,168
EQ/Small Company Index Portfolio, Class IA	875	139,338
EQ/Small Company Index Portfolio, Class IB	147,552	2,167
EQ/Value Equity Portfolio, Class IB	11,747	7,287
Fidelity VIP Contrafund Portfolio, Service Class	626,527	883,335
Franklin Income VIP Fund, Class 2	87,679	71,374

Subaccount	Purchases	Sales
Franklin Rising Dividends VIP Fund, Class 2	$11,573	$9,817
Invesco V.I. Diversified Dividend Fund, Series I	9,937	3,637
Invesco V.I. Global Core Equity Fund	4,019	4,401
Invesco V.I. Global Fund, Series II	41,042	23,488
Invesco V.I. Health Care Fund, Series I	5,375	15,598
Invesco V.I. Technology Fund, Series I	1,025	1,917
Janus Henderson Balanced Fund, Class I	38,194	80,393
Janus Henderson Enterprise Fund, Class I	150,887	161,260
Janus Henderson Forty Fund, Class I	110,303	143,780
Janus Henderson Forty Fund, Class S	46,965	28,916
Janus Henderson Global Research Fund, Class I	136,481	233,292
Janus Henderson Overseas Fund, Class S	20,623	45,897
MFS Utilities Series, Initial Class	25,285	31,232
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	23,958	30,187

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
1290 VT Equity Income Portfolio, Class IA	451	966	(515)	721	730	(9)
1290 VT Equity Income Portfolio, Class IB	4,274	4,594	(320)	1,052	3,304	(2,252)
1290 VT GAMCO Small Company Value Portfolio, Class IB	1,429	6,536	(5,107)	2,145	5,643	(3,498)
1290 VT Socially Responsible Portfolio, Class IA	443	10,361	(9,918)	1,167	2,147	(980)
1290 VT Socially Responsible Portfolio, Class IB	33,336	6,705	26,631	14	49	(35)
BNY Mellon Stock Index Fund, Initial Shares	5,318	6,315	(997)	893	6,100	(5,207)
EQ/AB Small Cap Growth Portfolio, Class IA	15	4,190	(4,175)	46	726	(680)
EQ/AB Small Cap Growth Portfolio, Class IB	3,720	214	3,506	-	-	-
EQ/Aggressive Allocation Portfolio, Class IB	475	1,978	(1,503)	308	335	(27)
EQ/All Asset Growth Allocation Portfolio, Class IB	3,238	11,761	(8,523)	5,956	12,373	(6,417)
EQ/Capital Group Research Portfolio, Class IA	495	91,442	(90,947)	1,713	5,346	(3,633)
EQ/Capital Group Research Portfolio, Class IB	90,113	2,981	87,132	-	-	-
EQ/Conservative Allocation Portfolio, Class IB	748	1,001	(253)	819	974	(155)
EQ/Conservative-Plus Allocation Portfolio, Class IB	27	34	(7)	32	31	1
EQ/Core Bond Index Portfolio, Class IA	1,914	94,583	(92,669)	4,261	6,546	(2,285)
EQ/Core Bond Index Portfolio, Class IB	94,731	3,192	91,539	-	-	-
EQ/Core Plus Bond Portfolio, Class IA	862	926	(64)	975	654	321
EQ/Global Equity Managed Volatility Portfolio, Class IA	54	1,581	(1,527)	42	105	(63)
EQ/Global Equity Managed Volatility Portfolio, Class IB	1,392	128	1,264	-	-	-
EQ/Intermediate Government Bond Portfolio, Class IA	2,469	3,929	(1,460)	2,083	2,703	(620)
EQ/Janus Enterprise Portfolio, Class IA	187	25,893	(25,706)	342	2,438	(2,096)
EQ/Janus Enterprise Portfolio, Class IB	24,955	745	24,210	-	-	-
EQ/JPMorgan Growth Allocation Portfolio, Class IB	2,448	13,375	(10,927)	2,252	8,939	(6,687)
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	591	3,050	(2,459)	442	2,721	(2,279)
EQ/Large Cap Value Index Portfolio, Class IA	782	56,882	(56,100)	1,555	3,632	(2,077)
EQ/Large Cap Value Index Portfolio, Class IB	56,144	14,385	41,759	-	-	-
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	69	9,016	(8,947)	879	731	148
EQ/Large Cap Value Managed Volatility Portfolio, Class IB	9,253	345	8,908	-	-	-
EQ/Loomis Sayles Growth Portfolio, Class IB	1,437	8,646	(7,209)	3,611	10,418	(6,807)
EQ/MFS International Growth Portfolio, Class IB	1,092	4,142	(3,050)	1,024	3,887	(2,863)
EQ/Mid Cap Index Portfolio, Class IA	81	16,577	(16,496)	1,521	962	559
EQ/Mid Cap Index Portfolio, Class IB	15,968	483	15,485	-	-	-

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	1,788	52,911	(51,123)	930	4,439	(3,509)
EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	51,790	1,924	49,866	-	-	-
EQ/Moderate Allocation Portfolio, Class IB	183	286	(103)	207	239	(32)
EQ/Moderate-Plus Allocation Portfolio, Class IB	972	3,798	(2,826)	283	2,208	(1,925)
EQ/Money Market Portfolio, Class IA	69,534	86,001	(16,467)	64,465	78,484	(14,019)
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	1,552	8,585	(7,033)	1,660	6,468	(4,808)
EQ/PIMCO Ultra Short Bond Portfolio, Class IB	1,309	2,249	(940)	1,351	1,289	62
EQ/Quality Bond PLUS Portfolio, Class IB	1,358	2,571	(1,213)	1,126	1,512	(386)
EQ/Small Company Index Portfolio, Class IA	18	2,932	(2,914)	61	90	(29)
EQ/Small Company Index Portfolio, Class IB	2,878	36	2,842	-	-	-
EQ/Value Equity Portfolio, Class IB	67	166	(99)	36	193	(157)
Fidelity VIP Contrafund Portfolio, Service Class	658	11,307	(10,649)	871	4,161	(3,290)
Franklin Income VIP Fund, Class 2	830	2,619	(1,789)	681	2,621	(1,940)
Franklin Rising Dividends VIP Fund, Class 2	44	153	(109)	42	197	(155)
Invesco V.I. Diversified Dividend Fund, Series I	102	138	(36)	150	258	(108)
Invesco V.I. Global Core Equity Fund	50	135	(85)	88	268	(180)
Invesco V.I. Global Fund, Series II	137	367	(230)	78	352	(274)
Invesco V.I. Health Care Fund, Series I	124	312	(188)	1,497	811	686
Invesco V.I. Technology Fund, Series I	2	35	(33)	6	301	(295)
Janus Henderson Balanced Fund, Class I	333	1,548	(1,215)	349	1,751	(1,402)
Janus Henderson Enterprise Fund, Class I	649	3,350	(2,701)	992	8,702	(7,710)
Janus Henderson Forty Fund, Class I	167	2,064	(1,897)	358	871	(513)
Janus Henderson Forty Fund, Class S	89	241	(152)	74	259	(185)
Janus Henderson Global Research Fund, Class I	1,993	9,038	(7,045)	2,436	6,090	(3,654)
Janus Henderson Overseas Fund, Class S	376	1,106	(730)	314	867	(553)
MFS Utilities Series, Initial Class	152	417	(265)	119	386	(267)
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	839	1,446	(607)	604	1,310	(706)

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by Subaccount from either the net unit value or the Policy as a redemption of units. Fees and charges may vary based on factors such as the product purchased, face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured’s age at time of face increase, and/or age of the Policy. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.35% - 0.75% of the unit value of each Subaccount

Deductions for State Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from each premium payment when it is processed; this deduction in turn reduces Policy owners’ net payments on the Statements of Changes in Net Assets. The Company reserves the right to increase or decrease the charge for taxes due to any change in tax law.	0.00% - 0.80% of each premium payment

Deductions for Federal Premium Taxes
This deduction is to reimburse the Company for federal tax expenses. The amount is deducted from each premium payment when it is processed; this deduction in turn reduces Policy owners’ net payments on the Statements of Changes in Net Assets. The Company reserves the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in costs incurred by the Company.	0.00% - 1.50% of each premium payment

Monthly Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	up to $7.50

Sales Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received, deducted through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	0.00% - 6.00% of each premium payment received

Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. The deduction is withdrawn annually, assessed through a redemption of units, and recorded net Policy owners’ benefits within the Statements of Changes in Net Assets.	0.00% - 0.60% of the loan balance

Partial Surrender Charge
This charge is assessed to reimburse the Company for the costs incurred when processing partial surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.	$10 - $25 per partial surrender

Expense Type	Range
Full Surrender Charge
This charge is assessed to reimburse the Company for the costs incurred when processing full surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.	Percentage varies based on a factor per $1,000 of the initial specified amount (or increases in the specified amount)

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.	$0 - $25 per transfer, after the first 12 transfers in any Policy year

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy’s monthly anniversary, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of net amount at risk per month

Illustration Projection Report
This charge is assessed to reimburse the Company for costs incurred from producing the requested illustration report which shows projected future benefits and Policy values. The charge can be deducted upon each request, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.	$0 - $25 per report

Monthly Administrative Charge per $1,000 Specified Amount
This charge is assessed during the first 4 to 15 Policy years after the initial purchase or the first 4 to 15 years from the date of any increase in specified amount, depending on the provisions of the Policy, to reimburse the Company for administrative costs. The charge is deducted monthly, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.	$0.06- $0.26 per $1,000 of specified amount

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sold a number of variable life products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Policy owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Policy expenses offered by the Company, as Policy owners may not have selected all available and applicable Policy options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
1290 VT Equity Income Portfolio, Class IA
2024	-		$-	$-	$-	0.00%	0.60%	0.60%	5.28%	5.28%
2023	1		30.05	30.05	15	2.20%	0.60%	0.60%	4.78%	4.78%
2022	1		28.68	28.68	15	1.79%	0.60%	0.60%	2.47%	2.47%
2021	1		27.99	27.99	15	1.87%	0.60%	0.60%	25.63%	25.63%
2020	0	*	22.28	22.28	8	1.38%	0.60%	0.60%	(5.11)%	(5.11)%
1290 VT Equity Income Portfolio, Class IB
2024	39		43.42	38.13	1,529	2.03%	0.35%	0.75%	9.41%	8.98%
2023	39		39.69	34.99	1,458	2.10%	0.35%	0.75%	5.05%	4.63%
2022	42		37.78	33.44	1,492	1.79%	0.35%	0.75%	2.73%	2.32%
2021	42		36.78	32.69	1,476	1.54%	0.35%	0.75%	25.95%	25.44%
2020	45		29.20	26.06	1,245	1.70%	0.35%	0.75%	(4.87)%	(5.25)%
1290 VT GAMCO Small Company Value Portfolio, Class IB
2024	88		83.37	179.78	10,958	0.59%	0.35%	0.75%	11.19%	10.74%
2023	93		74.98	162.35	10,489	0.63%	0.35%	0.75%	20.63%	20.15%
2022	97		62.16	135.12	8,974	0.50%	0.35%	0.75%	(10.98)%	(11.34)%
2021	102		69.83	152.40	10,760	0.64%	0.35%	0.75%	24.20%	24.70%
2020	111		56.00	122.70	9,524	0.64%	0.35%	0.75%	8.69%	9.13%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
1290 VT Socially Responsible Portfolio, Class IA
2024	-	$-	$-	$-	0.00%	0.35%	0.75%	14.73%	14.51%
2023	10	28.19	32.90	272	0.71%	0.35%	0.75%	27.06%	26.55%
2022	11	22.19	26.00	239	0.57%	0.35%	0.75%	(22.36)%	(22.67)%
2021	12	28.58	33.61	333	0.42%	0.35%	0.75%	29.86%	29.34%
2020	15	22.01	25.99	325	0.70%	0.35%	0.75%	19.54%	19.06%
1290 VT Socially Responsible Portfolio, Class IB
2024	27	10.59	10.57	306	0.71%	0.35%	0.75%	5.68%	5.46%
2023	1	40.58	40.58	24	0.75%	0.65%	0.65%	26.68%	26.68%
2022	1	32.04	32.04	20	0.54%	0.65%	0.65%	(22.61)%	(22.61)%
2021	1	41.40	41.40	32	0.47%	0.65%	0.65%	29.47%	29.47%
2020	1	31.98	31.98	25	0.67%	0.65%	0.65%	19.18%	19.18%
BNY Mellon Stock Index Fund, Initial Shares
2024	68	57.09	50.62	3,307	1.17%	0.35%	0.75%	24.22%	23.73%
2023	69	45.96	40.91	2,929	1.42%	0.35%	0.75%	25.49%	24.99%
2022	74	36.62	32.73	2,528	1.27%	0.35%	0.75%	(18.60)%	(18.93)%
2021	79	44.99	40.38	3,336	1.13%	0.35%	0.75%	27.45%	27.96%
2020	85	31.68	35.16	2,830	1.46%	0.35%	0.75%	17.13%	17.60%
EQ/AB Small Cap Growth Portfolio, Class IA
2024	-	-	-	-	0.00%	0.65%	0.65%	3.08%	3.08%
2023	4	41.04	41.04	169	0.23%	0.65%	0.65%	16.97%	16.97%
2022	5	35.08	35.08	170	0.11%	0.65%	0.65%	(28.92)%	(28.92)%
2021	5	49.36	49.36	266	0.00%	0.65%	0.65%	12.19%	12.19%
2020	7	44.00	44.00	290	0.07%	0.65%	0.65%	35.18%	35.18%
EQ/AB Small Cap Growth Portfolio, Class IB
2024	4	46.44	46.44	160	0.28%	0.65%	0.65%	9.79%	9.79%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
EQ/Aggressive Allocation Portfolio, Class IB
2024	10	$24.96	$23.27	$250	2.12%	0.35%	0.75%	13.34%	12.88%
2023	12	22.03	20.62	252	1.42%	0.35%	0.75%	18.02%	17.55%
2022	12	18.66	17.54	210	0.84%	0.35%	0.75%	(18.64)%	(18.97)%
2021	12	22.94	21.64	259	4.27%	0.35%	0.75%	16.31%	16.77%
2020	12	18.61	19.65	223	2.62%	0.35%	0.75%	14.54%	14.99%
EQ/All Asset Growth Allocation Portfolio, Class IB
2024	140	23.75	33.08	4,488	2.30%	0.35%	0.75%	10.78%	10.33%
2023	149	21.44	29.98	4,326	1.86%	0.35%	0.75%	13.76%	13.31%
2022	155	18.85	26.46	3,876	1.22%	0.35%	0.75%	(14.77)%	(15.11)%
2021	164	22.11	31.17	4,851	3.91%	0.35%	0.75%	10.10%	10.54%
2020	178	19.54	28.31	4,768	1.44%	0.35%	0.75%	11.45%	11.89%
EQ/Capital Group Research Portfolio, Class IA
2024	-	-	-	-	0.00%	0.35%	0.75%	15.76%	15.54%
2023	91	43.52	50.08	3,381	0.35%	0.35%	0.75%	22.56%	22.07%
2022	95	35.51	41.02	2,930	0.16%	0.35%	0.75%	(19.25)%	(19.57)%
2021	94	43.97	51.01	3,472	0.00%	0.35%	0.75%	22.14%	22.63%
2020	106	12.96	48.97	3,243	0.16%	0.35%	0.75%	-	-
EQ/Capital Group Research Portfolio, Class IB
2024	87	56.32	64.54	4,170	1.58%	0.35%	0.75%	11.80%	11.56%
EQ/Conservative Allocation Portfolio, Class IB
2024	2	14.78	13.78	22	2.84%	0.35%	0.75%	4.27%	3.85%
2023	2	14.17	13.26	24	2.30%	0.35%	0.75%	7.57%	7.15%
2022	2	13.18	12.38	25	0.76%	0.35%	0.75%	(12.90)%	(13.25)%
2021	5	15.13	14.27	75	1.32%	0.35%	0.75%	1.94%	2.35%
2020	6	14.00	14.78	87	1.76%	0.35%	0.75%	6.51%	6.94%

	As of December 31						For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)		Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High				Low	High	Low	High
EQ/Conservative-Plus Allocation Portfolio, Class IB
2024	0	*	$16.21	$16.21	$0	*	2.88%	0.75%	0.75%	6.22%	6.22%
2023	0	*	15.26	15.26	1		2.69%	0.75%	0.75%	10.10%	10.10%
2022	0	*	13.86	13.86	0	*	1.61%	0.75%	0.75%	(15.19)%	(15.19)%
2021	0	*	16.34	16.34	-		1.70%	0.75%	0.75%	5.94%	5.94%
2020	0	*	15.43	15.43	1		2.24%	0.75%	0.75%	9.17%	9.17%
EQ/Core Bond Index Portfolio, Class IA
2024	-		-	-	-		0.00%	0.35%	0.75%	0.23%	0.04%
2023	93		13.38	11.49	1,314		2.11%	0.35%	0.75%	4.19%	3.78%
2022	95		12.84	11.08	1,307		1.59%	0.35%	0.75%	(9.06)%	(9.42)%
2021	96		14.12	12.23	1,457		1.37%	0.35%	0.75%	(2.83)%	(2.44)%
2020	102		12.58	17.55	1,599		1.39%	0.35%	0.75%	5.27%	5.70%
EQ/Core Bond Index Portfolio, Class IB
2024	92		13.66	11.68	1,322		2.44%	0.35%	0.75%	1.83%	1.61%
EQ/Core Plus Bond Portfolio, Class IA
2024	13		13.80	15.58	197		5.14%	0.35%	0.65%	(1.02)%	(1.32)%
2023	13		13.95	15.79	201		2.40%	0.35%	0.65%	4.16%	3.85%
2022	13		13.39	15.20	191		2.46%	0.35%	0.65%	(13.24)%	(13.50)%
2021	12		15.43	17.57	204		1.28%	0.35%	0.65%	(2.32)%	(2.03)%
2020	13		15.75	18.46	225		2.05%	0.35%	0.65%	14.12%	14.46%
EQ/Global Equity Managed Volatility Portfolio, Class IA
2024	-		-	-	-		0.00%	0.65%	0.65%	10.19%	10.19%
2023	2		58.55	58.55	88		0.88%	0.65%	0.65%	20.55%	20.55%
2022	2		48.57	48.57	77		0.32%	0.65%	0.65%	(21.46)%	(21.46)%
2021	2		61.84	61.84	101		0.92%	0.65%	0.65%	15.14%	15.14%
2020	2		53.71	53.71	88		0.55%	0.65%	0.65%	13.54%	13.54%
EQ/Global Equity Managed Volatility Portfolio, Class IB
2024	1		65.51	65.51	82		1.24%	0.65%	0.65%	1.54%	1.54%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
EQ/Intermediate Government Bond Portfolio, Class IA
2024	40	$13.25	$16.78	$563	2.46%	0.35%	0.75%	2.04%	1.63%
2023	41	12.98	16.51	572	2.71%	0.35%	0.75%	3.51%	3.10%
2022	42	12.54	16.01	567	0.92%	0.35%	0.75%	(7.97)%	(8.33)%
2021	43	13.63	17.46	635	0.70%	0.35%	0.75%	(2.86)%	(2.47)%
2020	44	13.97	17.98	677	0.96%	0.35%	0.75%	3.52%	3.94%
EQ/Janus Enterprise Portfolio, Class IA
2024	-	-	-	-	0.00%	0.35%	0.65%	4.69%	4.54%
2023	26	44.66	54.66	1,132	0.03%	0.35%	0.65%	16.61%	16.26%
2022	28	38.30	47.02	1,062	0.00%	0.35%	0.65%	(16.86)%	(17.11)%
2021	29	46.06	56.72	1,331	0.09%	0.35%	0.65%	16.08%	16.43%
2020	31	31.46	66.62	1,216	0.00%	0.35%	0.65%	18.05%	18.40%
EQ/Janus Enterprise Portfolio, Class IB
2024	24	50.79	61.99	1,216	0.01%	0.35%	0.65%	8.65%	8.47%
EQ/JPMorgan Growth Allocation Portfolio, Class IB
2024	138	59.17	79.49	9,934	0.00%	0.35%	0.75%	33.31%	32.78%
2023	149	44.39	59.86	8,069	0.00%	0.35%	0.75%	45.81%	45.23%
2022	155	30.44	41.22	5,616	0.00%	0.35%	0.75%	(38.85)%	(39.10)%
2021	167	49.78	67.68	9,914	0.00%	0.35%	0.75%	12.98%	13.43%
2020	181	35.07	59.90	9,542	0.00%	0.35%	0.75%	35.53%	36.08%
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB
2024	33	64.61	59.81	1,985	0.34%	0.35%	0.75%	29.66%	29.14%
2023	35	49.83	46.31	1,649	0.41%	0.35%	0.75%	38.50%	37.95%
2022	37	35.98	33.57	1,278	0.06%	0.35%	0.75%	(30.82)%	(31.10)%
2021	40	52.01	48.73	1,973	0.00%	0.35%	0.75%	23.45%	23.94%
2020	44	39.47	41.97	1,770	0.08%	0.35%	0.75%	31.03%	31.55%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
EQ/Large Cap Value Index Portfolio, Class IA
2024	-	$-	$-	$-	0.00%	0.35%	0.65%	6.32%	6.17%
2023	56	38.46	37.12	2,082	1.63%	0.35%	0.65%	10.34%	10.02%
2022	58	34.85	33.74	1,989	1.42%	0.35%	0.65%	(8.54)%	(8.82)%
2021	58	38.11	37.00	2,195	1.39%	0.35%	0.65%	23.47%	23.85%
2020	51	29.20	32.54	1,568	1.64%	0.35%	0.65%	1.55%	1.85%
EQ/Large Cap Value Index Portfolio, Class IB
2024	42	43.52	41.87	1,774	1.45%	0.35%	0.65%	6.42%	6.25%
EQ/Large Cap Value Managed Volatility Portfolio, Class IA
2024	-	-	-	-	0.00%	0.35%	0.65%	7.64%	7.49%
2023	9	35.50	28.05	277	1.68%	0.35%	0.65%	13.57%	13.24%
2022	9	31.25	24.77	245	1.33%	0.35%	0.65%	(11.89)%	(12.16)%
2021	8	35.47	28.30	251	0.98%	0.35%	0.65%	24.02%	24.39%
2020	8	22.74	28.52	211	1.44%	0.35%	0.65%	5.00%	5.31%
EQ/Large Cap Value Managed Volatility Portfolio, Class IB
2024	9	40.37	31.81	313	1.55%	0.35%	0.65%	5.66%	5.49%
EQ/Loomis Sayles Growth Portfolio, Class IB
2024	141	64.20	58.99	9,348	0.00%	0.35%	0.75%	33.30%	32.76%
2023	148	48.17	44.43	7,382	0.00%	0.35%	0.75%	43.24%	42.67%
2022	155	33.63	31.14	5,451	0.00%	0.35%	0.75%	(28.23)%	(28.51)%
2021	162	46.85	43.56	7,944	0.00%	0.35%	0.75%	15.31%	15.77%
2020	172	37.78	57.02	7,307	0.00%	0.35%	0.75%	29.94%	30.46%
EQ/MFS International Growth Portfolio, Class IB
2024	62	23.08	34.49	1,819	0.75%	0.35%	0.75%	8.39%	7.96%
2023	65	21.29	31.95	1,777	1.23%	0.35%	0.75%	13.98%	13.53%
2022	68	18.68	28.14	1,607	0.79%	0.35%	0.75%	(15.48)%	(15.82)%
2021	71	22.10	33.43	1,999	0.23%	0.35%	0.75%	8.61%	9.04%
2020	75	20.27	30.78	1,949	0.38%	0.35%	0.75%	14.48%	14.94%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
EQ/Mid Cap Index Portfolio, Class IA
2024	-	$-	$-	$-	0.00%	0.35%	0.65%	5.68%	5.53%
2023	16	47.98	47.10	771	1.04%	0.35%	0.65%	15.35%	15.00%
2022	16	41.60	40.95	657	0.91%	0.35%	0.65%	(13.90)%	(14.16)%
2021	16	48.32	47.71	788	0.65%	0.35%	0.65%	23.08%	23.45%
2020	17	38.76	39.80	660	0.91%	0.35%	0.65%	12.12%	12.46%
EQ/Mid Cap Index Portfolio, Class IB
2024	15	54.12	52.97	815	0.87%	0.35%	0.65%	6.73%	6.56%
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA
2024	-	-	-	-	0.00%	0.35%	0.65%	3.08%	2.94%
2023	51	37.86	36.27	1,855	1.42%	0.35%	0.65%	12.80%	12.46%
2022	55	33.57	32.25	1,784	0.90%	0.35%	0.65%	(14.86)%	(15.12)%
2021	56	39.43	37.99	2,167	0.57%	0.35%	0.65%	26.58%	26.96%
2020	62	30.01	31.05	1,894	0.94%	0.35%	0.65%	4.29%	4.60%
EQ/Mid Cap Value Managed Volatility Portfolio, Class IB
2024	50	42.13	40.23	2,010	1.37%	0.35%	0.65%	7.94%	7.77%
EQ/Moderate Allocation Portfolio, Class IB
2024	9	18.34	17.09	162	2.73%	0.35%	0.75%	7.54%	7.10%
2023	9	17.05	15.96	152	1.98%	0.35%	0.75%	11.96%	11.51%
2022	9	15.23	14.31	137	1.06%	0.35%	0.75%	(15.76)%	(16.10)%
2021	12	18.08	17.06	211	2.47%	0.35%	0.75%	7.61%	8.04%
2020	14	15.85	16.73	231	2.13%	0.35%	0.75%	10.43%	10.87%
EQ/Moderate-Plus Allocation Portfolio, Class IB
2024	12	21.75	20.27	247	2.23%	0.35%	0.75%	10.38%	9.94%
2023	15	19.70	18.44	278	1.58%	0.35%	0.75%	14.92%	14.47%
2022	17	17.14	16.11	276	0.97%	0.35%	0.75%	(17.35)%	(17.68)%
2021	18	20.74	19.57	369	3.32%	0.35%	0.75%	11.83%	12.28%
2020	22	17.50	18.47	388	2.33%	0.35%	0.75%	13.25%	13.70%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
EQ/Money Market Portfolio, Class IA
2024	176	$12.23	$11.32	$1,935	4.56%	0.35%	0.75%	4.31%	3.89%
2023	192	11.72	10.89	2,043	4.36%	0.35%	0.75%	4.09%	3.67%
2022	206	11.26	10.51	2,224	1.07%	0.35%	0.75%	0.74%	0.34%
2021	206	11.18	10.47	2,218	0.00%	0.35%	0.75%	(0.56)%	(0.16)%
2020	221	10.53	11.20	2,388	0.20%	0.35%	0.75%	(0.55)%	(0.15)%
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB
2024	72	17.25	43.13	1,239	0.01%	0.35%	0.75%	20.31%	19.82%
2023	79	14.34	35.99	1,142	0.00%	0.35%	0.75%	33.93%	33.40%
2022	84	10.70	26.98	917	0.01%	0.35%	0.75%	(44.32)%	(44.54)%
2021	86	19.22	48.65	1,695	0.00%	0.35%	0.75%	1.91%	2.31%
2020	100	18.75	47.74	1,955	0.00%	0.35%	0.75%	74.75%	75.14%
EQ/PIMCO Ultra Short Bond Portfolio, Class IB
2024	18	14.18	14.57	255	4.52%	0.35%	0.65%	5.47%	5.15%
2023	19	13.45	13.86	254	4.07%	0.35%	0.65%	5.26%	4.95%
2022	19	12.77	13.20	245	1.36%	0.35%	0.65%	(0.95)%	(1.25)%
2021	19	12.90	13.37	252	0.39%	0.35%	0.65%	(1.10)%	(0.80)%
2020	22	13.00	13.52	290	0.76%	0.35%	0.65%	0.46%	0.76%
EQ/Quality Bond PLUS Portfolio, Class IB
2024	25	18.11	20.05	457	2.96%	0.35%	0.75%	1.42%	1.01%
2023	26	17.86	19.85	476	2.16%	0.35%	0.75%	3.86%	3.44%
2022	26	17.20	19.19	466	0.66%	0.35%	0.75%	(10.52)%	(10.88)%
2021	26	19.22	21.54	526	0.76%	0.35%	0.75%	(2.85)%	(2.46)%
2020	27	19.16	22.17	550	1.27%	0.35%	0.75%	5.18%	5.60%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
EQ/Small Company Index Portfolio, Class IA
2024	-	$-	$-	$-	0.00%	0.35%	0.35%	0.09%	0.09%
2023	3	48.12	48.12	138	1.18%	0.35%	0.35%	16.40%	16.40%
2022	3	41.34	41.34	121	0.86%	0.35%	0.35%	(20.09)%	(20.09)%
2021	3	51.73	51.73	155	0.66%	0.35%	0.35%	14.66%	14.66%
2020	3	45.12	45.12	145	0.90%	0.35%	0.35%	19.31%	19.31%
EQ/Small Company Index Portfolio, Class IB
2024	3	53.28	53.28	149	1.25%	0.35%	0.35%	10.62%	10.62%
EQ/Value Equity Portfolio, Class IB
2024	5	40.25	40.25	190	0.98%	0.35%	0.35%	6.86%	6.86%
2023	5	37.67	37.67	182	1.18%	0.35%	0.35%	19.10%	19.10%
2022	5	31.63	31.63	160	1.01%	0.35%	0.35%	(15.40)%	(15.40)%
2021	5	37.38	37.38	193	0.71%	0.35%	0.35%	24.93%	24.93%
2020	5	29.92	29.92	156	1.67%	0.35%	0.35%	2.46%	2.46%
Fidelity VIP Contrafund Portfolio, Service Class
2024	64	83.46	76.24	5,047	0.09%	0.35%	0.75%	33.16%	32.63%
2023	75	62.67	57.48	4,434	0.40%	0.35%	0.75%	32.87%	32.35%
2022	78	47.17	43.43	3,492	0.37%	0.35%	0.75%	(26.64)%	(26.93)%
2021	83	64.30	59.44	5,082	0.05%	0.35%	0.75%	26.76%	27.26%
2020	88	46.89	50.52	4,258	0.14%	0.35%	0.75%	29.46%	29.97%
Franklin Income VIP Fund, Class 2
2024	45	35.30	22.07	1,181	5.15%	0.35%	0.65%	6.83%	6.51%
2023	47	33.04	20.72	1,149	5.13%	0.35%	0.65%	8.24%	7.92%
2022	49	30.53	19.20	1,124	4.80%	0.35%	0.65%	(5.80)%	(6.09)%
2021	50	32.41	20.44	1,220	4.76%	0.35%	0.65%	16.00%	16.35%
2020	54	17.62	27.85	1,136	5.39%	0.35%	0.65%	0.04%	0.34%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Franklin Rising Dividends VIP Fund, Class 2
2024	3	$60.83	$60.83	$150	1.02%	0.35%	0.35%	10.40%	10.40%
2023	3	55.10	55.10	142	0.92%	0.35%	0.35%	11.68%	11.68%
2022	3	49.34	49.34	137	0.75%	0.35%	0.35%	(10.88)%	(10.88)%
2021	3	55.36	55.36	159	0.83%	0.35%	0.35%	26.35%	26.35%
2020	3	43.82	43.82	136	1.13%	0.35%	0.35%	15.57%	15.57%
Invesco V.I. Diversified Dividend Fund, Series I
2024	6	21.23	21.23	134	1.91%	0.65%	0.65%	12.48%	12.48%
2023	6	18.88	18.88	120	2.03%	0.65%	0.65%	8.34%	8.34%
2022	7	17.42	17.42	114	1.80%	0.65%	0.65%	(2.32)%	(2.32)%
2021	7	17.84	17.84	126	2.21%	0.65%	0.65%	18.12%	18.12%
2020	7	15.10	15.10	108	2.82%	0.65%	0.65%	(0.51)%	(0.51)%
Invesco V.I. Global Core Equity Fund
2024	5	27.68	27.68	129	1.14%	0.65%	0.65%	16.09%	16.09%
2023	5	23.84	23.84	113	0.58%	0.65%	0.65%	20.94%	20.94%
2022	5	19.71	19.71	99	0.33%	0.65%	0.65%	(22.38)%	(22.38)%
2021	5	25.40	25.40	130	0.97%	0.65%	0.65%	15.22%	15.22%
2020	6	22.04	22.04	122	1.22%	0.65%	0.65%	12.49%	12.49%
Invesco V.I. Global Fund, Series II
2024	9	60.76	60.76	551	0.00%	0.35%	0.35%	15.38%	15.38%
2023	9	52.66	52.66	489	0.00%	0.35%	0.35%	33.98%	33.98%
2022	10	39.30	39.30	381	0.00%	0.35%	0.35%	(32.17)%	(32.17)%
2021	10	57.95	57.95	568	0.00%	0.35%	0.35%	14.77%	14.77%
2020	10	50.49	50.49	515	0.41%	0.35%	0.35%	26.89%	26.89%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Invesco V.I. Health Care Fund, Series I
2024	6		$42.16	$42.16	$267	0.00%	0.65%	0.65%	3.49%	3.49%
2023	7		40.74	40.74	265	0.00%	0.65%	0.65%	2.36%	2.36%
2022	6		39.80	39.80	236	0.00%	0.65%	0.65%	(13.88)%	(13.88)%
2021	6		46.21	46.21	273	0.21%	0.65%	0.65%	11.57%	11.57%
2020	6		41.42	41.42	244	0.29%	0.65%	0.65%	13.72%	13.72%
Invesco V.I. Technology Fund, Series I
2024	0	*	57.72	57.72	24	0.00%	0.65%	0.65%	33.40%	33.40%
2023	0	*	43.27	43.27	19	0.00%	0.65%	0.65%	45.99%	45.99%
2022	1		29.64	29.64	22	0.00%	0.65%	0.65%	(40.34)%	(40.34)%
2021	1		49.68	49.68	37	0.00%	0.65%	0.65%	13.67%	13.67%
2020	1		43.70	43.70	33	0.00%	0.65%	0.65%	45.17%	45.17%
Janus Henderson Balanced Fund, Class I
2024	22		53.58	50.01	1,077	2.08%	0.35%	0.75%	15.02%	14.56%
2023	23		46.58	43.66	990	2.10%	0.35%	0.75%	15.01%	14.55%
2022	25		40.50	38.11	926	1.33%	0.35%	0.75%	(16.69)%	(17.02)%
2021	26		48.62	45.93	1,160	0.90%	0.35%	0.75%	16.32%	16.79%
2020	28		38.57	41.63	1,074	1.76%	0.35%	0.75%	13.46%	13.91%
Janus Henderson Enterprise Fund, Class I
2024	65		35.36	70.39	2,739	0.74%	0.35%	0.75%	15.20%	14.74%
2023	68		30.69	61.35	2,490	0.16%	0.35%	0.75%	17.66%	17.19%
2022	75		26.09	52.35	2,360	0.35%	0.35%	0.75%	(16.23)%	(16.57)%
2021	78		31.14	62.75	2,906	0.31%	0.35%	0.75%	15.96%	16.42%
2020	82		26.75	54.11	2,609	0.06%	0.35%	0.75%	18.58%	19.06%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson Forty Fund, Class I
2024	27	$66.86	$68.19	$1,868	0.11%	0.35%	0.75%	28.02%	27.50%
2023	28	52.22	53.48	1,568	0.20%	0.35%	0.75%	39.47%	38.92%
2022	29	37.44	38.49	1,125	0.17%	0.35%	0.75%	(33.78)%	(34.05)%
2021	31	56.55	58.37	1,839	0.00%	0.35%	0.75%	22.47%	21.98%
2020	33	46.17	47.85	1,581	0.27%	0.35%	0.75%	38.91%	38.36%
Janus Henderson Forty Fund, Class S
2024	6	115.19	109.17	629	0.01%	0.35%	0.65%	27.69%	27.30%
2023	6	90.21	85.75	506	0.13%	0.35%	0.65%	39.17%	38.75%
2022	6	64.82	61.80	382	0.05%	0.35%	0.65%	(33.96)%	(34.16)%
2021	6	98.16	93.87	585	0.00%	0.35%	0.65%	22.17%	21.81%
2020	6	80.34	77.06	496	0.16%	0.35%	0.65%	38.55%	38.13%
Janus Henderson Global Research Fund, Class I
2024	88	28.19	23.77	2,240	0.74%	0.35%	0.75%	23.15%	22.65%
2023	96	22.89	19.38	1,965	0.93%	0.35%	0.75%	26.34%	25.83%
2022	99	18.12	15.40	1,612	1.53%	0.35%	0.75%	(19.69)%	(20.01)%
2021	104	22.56	19.25	2,122	0.53%	0.35%	0.75%	17.21%	17.68%
2020	109	16.43	19.17	1,882	0.65%	0.35%	0.75%	19.16%	19.64%
Janus Henderson Overseas Fund, Class S
2024	10	39.95	37.79	394	1.29%	0.35%	0.65%	5.21%	4.89%
2023	11	37.97	36.03	401	1.41%	0.35%	0.65%	10.20%	9.87%
2022	11	34.46	32.79	388	1.60%	0.35%	0.65%	(9.15)%	(9.43)%
2021	11	37.93	36.20	429	1.06%	0.35%	0.65%	12.55%	12.89%
2020	12	32.16	34.72	387	1.05%	0.35%	0.65%	15.27%	15.62%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS Utilities Series, Initial Class
2024	4	$73.86	$74.78	$275	2.30%	0.35%	0.65%	11.27%	10.93%
2023	4	66.38	67.41	264	3.49%	0.35%	0.65%	(2.45)%	(2.74)%
2022	4	68.04	69.31	293	2.37%	0.35%	0.65%	0.40%	0.10%
2021	4	67.77	69.24	298	1.70%	0.35%	0.65%	13.35%	13.69%
2020	5	59.61	61.08	280	2.26%	0.35%	0.65%	5.22%	5.53%
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
2024	11	16.56	21.16	197	3.53%	0.35%	0.65%	(0.85)%	(1.15)%
2023	11	16.70	21.41	211	2.25%	0.35%	0.65%	4.89%	4.58%
2022	12	15.92	20.47	217	1.44%	0.35%	0.65%	(11.31)%	(11.58)%
2021	12	17.96	23.15	242	4.93%	0.35%	0.65%	(4.78)%	(4.49)%
2020	12	18.80	24.52	262	2.10%	0.35%	0.65%	9.40%	9.73%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Policy expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policy owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.